Information: Condensed Financial Statements of The Company (Details) - Condensed Balance Sheet - Parent Company [Member]	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash	¥ 210,769,439	$ 30,558,696	¥ 194,729,331
Investment gain in subsidiaries and VIEs	84,528,603	12,255,495
Amounts due from subsidiaries and VIEs	7,686	1,114	644,607
Total current assets	295,305,728	42,815,305	195,373,938
Total assets	295,305,728	42,815,305	195,373,938
Current liabilities:
Accrued liabilities and other current liabilities	55,717	8,078	244,166
Investment deficit in subsidiaries and VIEs			35,769,964
Amounts due to subsidiaries and VIEs	42,307,875	6,134,065	40,296,870
Total current liabilities	42,363,592	6,142,143	76,311,000
Total liabilities	42,363,592	6,142,143	76,311,000
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	45,198	6,553	45,198
Additional paid-in capital	305,460,907	44,287,668	181,849,003
Statutory reserves	60,201,702	8,728,426	59,971,836
Accumulated other comprehensive (loss)/income	5,514,488	799,526	(12,542,667)
Accumulated deficit	(118,280,159)	(17,149,011)	(110,260,432)
Total shareholders’ equity	252,942,136	36,673,162	119,062,938
Total liabilities and shareholders’ equity	¥ 295,305,728	$ 42,815,305	¥ 195,373,938